SHAREHOLDERS' EQUITY (Departmental Allocation of Share-Based Compensation Charge)(Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016		Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charge	$ 437		$ 384
Cost of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charge	14	[1]	9
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charge	171	[1]	165
Selling and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charge	20	[1]	91
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charge	$ 232	[1]	$ 119

[1]	Including $143 and $0 compensation cost related to RSUs for the three months period ended March 31, 2016 and 2015, respectively.